Document and Entity Information	3 Months Ended
Mar. 31, 2018
Document And Entity Information [Abstract]
Document Type	S-4/A
Amendment Flag	false
Document Period End Date	Mar. 31, 2018
Trading Symbol	ESND
Entity Registrant Name	ESSENDANT INC
Entity Central Index Key	0000355999
Entity Filer Category	Large Accelerated Filer